OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES AND PREPAID EXPENSES
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 8: — OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2022	2021
Prepaid expenses	$449	$718
Government authorities	536	128
Short-term investments	200	—
Other	30	38
	$1,215	$884